Exhibit 1

GS Mortgage Securities Corporation Trust 2017-485L Commercial Mortgage Pass Through Certificates, Series 2017-485L Report To: GS Mortgage Securities Corporation II Goldman, Sachs & Co. 23 January 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman, Sachs & Co. 200 West Street New York, New York 10282

Re:	GS Mortgage Securities Corporation Trust 2017-485L

Commercial Mortgage Pass-Through Certificates, Series 2017-485L (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the GS Mortgage Securities Corporation Trust 2017-485L securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 January 2017

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in GS Mortgage Securities Corporation Trust 2017-485L (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity will consist primarily of one promissory note (the “Mortgage Loan”) issued by Green 485 Owner LLC, a Delaware limited liability company (the “Borrower”), evidencing a 10-year fixed-rate, interest-only mortgage loan secured by, among other things, a first mortgage lien on the Borrower’s fee simple interest in 485 Lexington Avenue, a 935,452 square foot, class A office tower (with ground floor retail space) located in New York, New York (the “Property”) and
c.	The Mortgage Loan has a related fixed rate mezzanine loan (the “Mezzanine Loan”) which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of 6 February 2017 (the “Cut-off Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Property and Total Debt associated with the Mortgage Loan as of the Cut-off Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.       Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date and
c.	Mezzanine Debt Maturity Date

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

6.	With respect to the Mortgage Loan and Mezzanine Loan, the applicable Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Mos.)” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Mos.)”),
d.	Use the “Original Balance ($)” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”) and
e.	Use the “Mezzanine Debt Original Balance” of the Mezzanine Loan, as shown on the Final Data File, for the principal balance of the Mezzanine Loan as of the Cut-off Date (the “Mezzanine Debt Cut-Off Date Balance”).

7.	Using the:
a.	Original Balance ($),
b.	Mezzanine Debt Original Balance,
c.	Cut-off Date Balance ($),
d.	Mezzanine Debt Cut-Off Date Balance,
e.	Mortgage Loan Rate (%) and
f.	Mezzanine Debt Interest Rate

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-Off Date Balance and
iii.	Total Loan Interest Rate

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.) and
c.	Seasoning

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.) and
ii.	Remaining Interest-Only Period (Mos.)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

9.	Using the:
a.	Original Balance ($),
b.	Mezzanine Debt Original Balance,
c.	Total Loan Original Balance,
d.	Mortgage Loan Rate (%),
e.	Mezzanine Debt Interest Rate,
f.	Total Loan Interest Rate and
g.	Interest Accrual Method

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 9., we recalculated the:

i.	Monthly Payment,
ii.	Annual Debt Service,
iii.	Mezzanine Debt Annual Payment and
iv.	Total Loan Annual Payment

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment” of the Mezzanine Loan as the product of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Loan Annual Payment” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Total Loan Original Balance,” as shown on the Final Data File,
b.	The “Total Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 6

10.	Using the:
a.	Annual Debt Service,
b.	Total Loan Annual Payment,
c.	Underwritten ex. Master Lease Net Cash Flow ($),
d.	Underwritten ex. Master Lease Net Operating Income ($),
e.	Underwritten Net Operating Income ($),
f.	Underwritten Net Cash Flow ($),
g.	2013 NCF,
h.	2014 NCF,
i.	2015 NCF,
j.	Most Recent NCF (if past 2015) ($),
k.	Cut-off Date Balance ($),
l.	Balloon Balance ($),
m.	Total Loan Original Balance,
n.	Total Loan Cut-Off Date Balance,
o.	Appraised Value ($),
p.	As Stabilized Appraised Value ($) and
q.	Units, Pads, Rooms, Sq Ft

of the Mortgage Loan, Property and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten ex. Master Lease NOI DSCR (x),
ii.	Underwritten ex. Master Lease NCF DSCR (x),
iii.	Underwritten NOI DSCR (x),
iv.	Underwritten NCF DSCR (x),
v.	2013 NCF DSCR,
vi.	2014 NCF DSCR,
vii.	2015 NCF DSCR,
viii.	Most Recent NCF DSCR,
ix.	Total Loan DSCR,
x.	Cut-off Date LTV Ratio (%),
xi.	Total Loan LTV,
xii.	LTV Ratio at Maturity (%),
xiii.	Debt Yield on Underwritten ex. Master Lease Net Operating Income (%),
xiv.	Debt Yield on Underwritten ex. Master Lease Net Cash Flow (%),
xv.	Debt Yield on Underwritten Net Operating Income (%),
xvi.	Debt Yield on Underwritten Net Cash Flow (%) and
xvii.	Loan Per Unit ($)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

10. (continued)

For the purpose of this procedure, the Depositor instructed us to round the “Underwritten ex. Master Lease NOI DSCR (x),” “Underwritten ex. Master Lease NCF DSCR (x),” “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2013 NCF DSCR,” “2014 NCF DSCR,” “2015 NCF DSCR,” “Most Recent NCF DSCR” and “Total Loan DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Total Loan LTV,” “Debt Yield on Underwritten ex. Master Lease Net Operating Income (%),” “Debt Yield on Underwritten ex. Master Lease Net Cash Flow (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

11.	Using the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Uses” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Total Uses,
b.	Loan Amount (sources),
c.	Subordinate Debt and
d.	Other Sources

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Principal's New Cash Contribution” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Loan Amount (sources),
b.	Principal's New Cash Contribution,
c.	Subordinate Debt and
d.	Other Sources

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Sources” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	11 January 2017

Loan Agreement	11 January 2017

Mezzanine Loan Agreement	11 January 2017

Closing Statement	11 January 2017

Cash Management Agreement	11 January 2017

Master Lease Agreement	11 January 2017

Guaranty Agreement	11 January 2017

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	1 January 2017

Engineering Report	10 January 2017

Phase I Environmental Report	10 January 2017

Underwriter’s Summary Report	1 January 2017

Underwritten Rent Roll	1 January 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	11 January 2017

Insurance Review Document	10 January 2017

Management Agreement	11 January 2017

Trepp Screenshot	Not Dated

Tenant Lease Agreements	Various

Tenant Lease Agreement Abstracts	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Unit Description	Underwritten Rent Roll
Units, Pads, Rooms, Sq Ft	Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Student / Military / Other Concentration?	Appraisal Report

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
As Stabilized Appraised Value ($)	Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 2)

Characteristic	Source Document

Largest Tenant	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document

2013 NOI Date	Underwriter’s Summary Report
2013 EGI	Underwriter’s Summary Report
2013 Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 NOI Date	Underwriter’s Summary Report
2014 EGI	Underwriter’s Summary Report
2014 Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 NOI Date	Underwriter’s Summary Report
2015 EGI	Underwriter’s Summary Report
2015 Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

Most Recent Date (if past 2015)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2015) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2015) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten ex. Master Lease EGI ($)	Underwriter’s Summary Report
Underwritten ex. Master Lease Expenses ($)	Underwriter’s Summary Report
Underwritten ex. Master Lease Net Operating Income ($)	Underwriter’s Summary Report
Underwritten ex. Master Lease Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten ex. Master Lease TI / LC ($)	Underwriter’s Summary Report
Underwritten ex. Master Lease Other Reserve	Underwriter’s Summary Report
Underwritten ex. Master Lease Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Loan Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement
Replacement Reserve Caps ($)	Loan Agreement
TI/LC Caps ($)	Loan Agreement
Ongoing Environmental Reserve ($)	Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement
Ongoing Insurance Reserve ($)	Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document

Ongoing Other Reserve ($)	Loan Agreement
Other Reserve Description	Loan Agreement
Upfront Replacement Reserve ($)	Closing Statement
Upfront TI/LC Reserve ($)	Closing Statement
Upfront Environmental Reserve ($)	Closing Statement
Upfront Deferred Maintenance Reserve ($)	Closing Statement
Upfront Debt Service Reserve ($)	Closing Statement
Upfront RE Tax Reserve ($)	Closing Statement
Upfront Insurance Reserve ($)	Closing Statement
Upfront Other Reserve ($)	Closing Statement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Delaware Statutory Trust (Yes/No)?	Loan Agreement
Sponsor	Loan Agreement
Originator	Loan Agreement
Originator Entity Type	Loan Agreement
Amortization Type (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Maturity Date	Loan Agreement
Hyper Amortizing Loan	Loan Agreement
Due Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
Grace Period-Late Fee	Loan Agreement
Grace Period-Default	Loan Agreement
Due on Sale	Loan Agreement
Due on Encumbrance	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement
Origination Date	Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Loan Agreement
Terrorism Insurance Required	Loan Agreement
First Due Date (see Notes 4 and 5)	Loan Agreement and Mezzanine Loan Agreement
Last IO Due Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement
First P&I Due Date (see Note 4)	Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox (see Note 6)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 7)	Loan Agreement and Cash Management Agreement
Cash Management Triggers	Loan Agreement and Cash Management Agreement
DSCR at Trigger Level	Loan Agreement and Cash Management Agreement
Prepayment Provision	Loan Agreement
Lockout Period	Loan Agreement
Lockout Expiration Date (see Note 8)	Loan Agreement
Prepayment / Defeasance Begin Date (see Note 9)	Loan Agreement
Prepayment / Defeasance End Date (see Note 10)	Loan Agreement
Day of Month Prepayment Permitted	Loan Agreement
Open Period Begin Date (see Note 11)	Loan Agreement
Open Period (Payments)	Loan Agreement
Prepayment Type	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Condominium Present?	Loan Agreement
Tenant In Common (Yes/No)?	Loan Agreement
Ownership Interest	Pro Forma Title Policy
Lien Position	Pro Forma Title Policy
Name of Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date	Mezzanine Loan Agreement
Future Debt Allowed?	Loan Agreement
Loan Purpose	Closing Statement
Property Manager	Management Agreement
Prior Securitizations	Trepp Screenshot

Exhibit 2 to Attachment A

Sources Information:

Characteristic	Source Document

Loan Amount (sources)	Loan Agreement
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document

Loan Payoff	Closing Statement
Closing Costs	Closing Statement
Reserves	Closing Statement
Other Uses	Closing Statement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

4.	For the:
a.	Amortization Type,
b.	Interest Accrual Method,
c.	Due Date,
d.	First Due Date,
e.	Last IO Due Date and
f.	First P&I Due Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Documents for each of the characteristics listed in a. through f. above.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the “First Due Date” characteristic, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Documents.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document requires the Borrower to direct the tenants to pay rents directly to a lockbox account controlled by the lender.

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the concentration account is transferred to an account controlled by the Borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the concentration account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

8.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period.

9.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period.

10.	For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period.

11.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use first “Due Date” which occurs during the open period.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Administrative Cost Rate (%)
Allocated Cut-off Date Loan Amount ($)
Ground Lease Y/N
Ground Lease Expiration Date
Annual Ground Lease Payment ($)
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions
Cross-Collateralized (Y/N)
Crossed Group
Hotel Franchise Flag
Franchise Agreement Expiration
Largest Tenant Sq Ft
ADR ($)
RevPAR ($)
Environmental Phase II
Environmental Phase II Report Date
Environmental Insurance Required (Y/N)
Seismic Report Date
PML or SEL (%)
Earthquake Insurance Required
Subsidized Housing Programs
Original Balance ($)
Mortgage Loan Rate (%)
Letter of Credit?
Letter of Credit Balance
Letter of Credit Description
Mezzanine Debt Original Balance
Mezzanine Debt Interest Rate
B Note Original Amount
B Note Cut-Off Date Balance
B Note Balloon Balance
B Note Annual Payment
B Note Maturity Date
B Note Interest Rate

Exhibit 3 to Attachment A

Characteristic

Overlapping Fee Interest?
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Description
Pari Passu Companion Loan Original Balance (Non-trust)
Pari Passu Companion Loan Cut-off Date Balance (Non-trust)
Pari Passu Companion Loan Balloon Balance (Non-trust)
Pari Passu Companion Loan Monthly Debt Service (Non-trust)
Pari Passu Companion Loan Annual Debt Service (Non-trust)
Whole Loan Interest Rate
Whole Loan Original Balance
Whole Loan Cut-Off Date Balance
Whole Loan Balloon Balance
Whole Loan Annual Payment
Whole Loan LTV
Whole Loan DSCR
Related Group
Other Subordinate Debt Balance
Other Subordinate Debt Type
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Hyper Am Loan Maturity Date
% of Initial Pool Balance
Subordinate Debt
Purchase Price
Sources and Uses Comments
Principal Equity Distribution

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.